Statutory Net Income and Surplus and Dividend Restrictions (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 3,317	$ 833	$ (671)
Statutory capital and surplus	5,205	5,955	1,461
Statutory surplus capacity to pay divided without prior approval in 2023	0
Statutory dividend paid to Prudential Insurance	$ 0	$ 0	$ 0
Pruco Life Insurance
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices Dividends And Distributions Surplus Restriction	10.00%